American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2023

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 38.0%
Diversified Bond Fund G Class	37,261,166	321,936,476
High Income Fund G Class	8,487,182	67,897,458
Inflation-Adjusted Bond Fund G Class	7,081,731	71,879,570
Short Duration Fund G Class	7,469,637	71,633,820
Short Duration Inflation Protection Bond Fund G Class	6,174,059	62,357,996
		595,705,320
Domestic Equity Funds — 34.8%
Disciplined Growth Fund G Class	2,115,742	45,065,298
Focused Dynamic Growth Fund G Class(2)	54,617	2,402,040
Focused Large Cap Value Fund G Class	14,841,191	137,874,667
Growth Fund G Class	1,552,176	70,903,411
Heritage Fund G Class(2)	1,681,056	36,226,765
Mid Cap Value Fund G Class	4,097,647	58,883,181
Small Cap Growth Fund G Class	867,690	15,028,384
Small Cap Value Fund G Class	1,764,468	15,297,935
Sustainable Equity Fund G Class	3,855,415	164,163,590
		545,845,271
International Fixed Income Funds — 13.6%
Emerging Markets Debt Fund G Class	3,605,552	30,178,468
Global Bond Fund G Class	18,347,393	150,815,570
International Bond Fund G Class(2)	3,174,546	32,189,899
		213,183,937
International Equity Funds — 13.6%
Emerging Markets Fund G Class	1,505,339	14,225,454
Global Real Estate Fund G Class	1,728,200	18,491,736
International Growth Fund G Class(2)	7,347,991	77,888,700
International Small-Mid Cap Fund G Class	1,840,562	15,423,908
International Value Fund G Class	9,840,438	76,558,609
Non-U.S. Intrinsic Value Fund G Class	1,169,318	10,535,557
		213,123,964
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,541,353,900)		1,567,858,492
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,567,858,492

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$357,429	$7,401	$26,199	$(16,695)	$321,936	37,261	$(4,091)	$3,993
High Income Fund	76,722	1,278	8,563	(1,540)	67,897	8,487	(1,312)	1,278
Inflation-Adjusted Bond Fund	78,543	385	4,517	(2,531)	71,880	7,082	(431)	—
Short Duration Fund	75,359	1,102	4,723	(104)	71,634	7,470	(359)	901
Short Duration Inflation Protection Bond Fund	65,151	313	3,189	83	62,358	6,174	(151)	—
Disciplined Growth Fund	49,704	—	1,085	(3,554)	45,065	2,116	489	—
Focused Dynamic Growth Fund(3)	4,358	—	972	(984)	2,402	55	582	—
Focused Large Cap Value Fund	148,310	4,920	3,906	(11,449)	137,875	14,841	(108)	963
Growth Fund	78,781	921	2,353	(6,446)	70,903	1,552	1,151	—
Heritage Fund(3)	42,475	277	423	(6,102)	36,227	1,681	87	—
Mid Cap Value Fund	63,728	2,220	—	(7,065)	58,883	4,098	—	394
Small Cap Growth Fund	18,220	—	417	(2,775)	15,028	868	(71)	—
Small Cap Value Fund	18,856	93	503	(3,148)	15,298	1,764	113	93
Sustainable Equity Fund	179,404	5,066	5,728	(14,578)	164,164	3,855	79	—
Emerging Markets Debt Fund	35,160	387	3,647	(1,722)	30,178	3,606	(568)	388
Global Bond Fund	168,514	2,924	16,525	(4,097)	150,816	18,347	(3,039)	1,672
International Bond Fund(3)	34,221	217	—	(2,248)	32,190	3,175	—	—
Emerging Markets Fund	17,943	—	1,522	(2,196)	14,225	1,505	48	—
Global Real Estate Fund	21,233	—	782	(1,959)	18,492	1,728	(220)	—
International Growth Fund(3)	85,115	5,642	—	(12,868)	77,889	7,348	—	—
International Small-Mid Cap Fund	18,000	—	161	(2,415)	15,424	1,841	(39)	—
International Value Fund	83,708	1,483	1,728	(6,904)	76,559	9,840	58	—
Non-U.S. Intrinsic Value Fund	13,848	—	1,322	(1,991)	10,535	1,169	1	—
	$1,734,782	$34,629	$88,265	$(113,288)	$1,567,858	145,863	$(7,781)	$9,682
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.